Statement of Operations - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Formation and operating costs	$ 183,619	$ 3,756,538
Administrative expenses from related party		287,618
Loss from operations	(183,619)	(4,044,156)
Other income:
Interest earned on marketable securities held in Trust Account	1,924	2,932,192
Net loss	(181,695)	(1,111,964)
Seamless Group Inc [Member]
Revenue		55,500,917	$ 57,501,370
Cost of revenue		(39,880,947)	(39,604,341)
Gross profit		15,619,970	17,897,029
Selling expenses		(95,174)	(112,892)
General and administrative expenses		(25,539,467)	(18,163,856)
Loss from operations		(10,014,671)	(379,719)
Other income:
Finance costs, net		(8,200,112)	(11,539,349)
Other income		3,405,486	2,635,641
Other expenses		(802,634)	(2,848,170)
Loss before income tax		(15,611,931)	(12,131,597)
Income tax expense		(113,782)	(753,703)
Net loss		(15,725,713)	(12,885,300)
Net income attributable to non-controlling interests		(952,422)	(1,963,899)
Net loss attributable to Seamless Group Inc.		$ (16,678,135)	$ (14,849,199)
Shares used in loss per share computation, basic and diluted		58,030,000	58,030,000
Loss per share, basic and diluted		$ (0.29)	$ (0.26)
Other comprehensive income (loss):
Foreign currency translation adjustments		$ 2,402	$ 26,245
Total comprehensive loss		(15,723,311)	(12,859,055)
Total comprehensive income attributable to non-controlling interests		(966,184)	(1,969,901)
Total comprehensive loss attributable to Seamless Group Inc.		(16,689,495)	$ (14,828,956)
Common Class A [Member]
Other income:
Net loss attributable to Seamless Group Inc.	$ 62,717	$ 860,883
Shares used in loss per share computation, basic and diluted	2,550,320	19,999,880
Loss per share, basic and diluted	$ (0.02)	$ (0.04)
Common Class B [Member]
Other income:
Net loss attributable to Seamless Group Inc.	$ 118,978	$ 251,081
Shares used in loss per share computation, basic and diluted	4,838,142	5,833,083
Loss per share, basic and diluted	$ (0.02)	$ (0.04)